Financial instruments - Summary of remaining contractual maturities of financial instrument liabilities (Detail) - AUD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	$ 1,524	$ 1,893
Accrued payables	2,236	3,039
Contingent consideration	9,686	12,471
Total non-derivatives	13,446	17,403
1 year or less [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	1,524	1,893
Accrued payables	2,236	3,039
Contingent consideration	759	3,165
Total non-derivatives	4,519	8,097
Between 2 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration	8,983	9,306
Total non-derivatives	$ 8,983	$ 9,306